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                                  PRUDENTIAL


                                                              February 1, 2001


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

             Re:   Prudential Government Securities Trust
                   (File No. 002-74139)
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Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 30 and (ii) that the text of Post-Effective Amendment No. 30 was filed electronically on February 1, 2001.



                              Prudential Government Securities Trust

                              By: /s/ Deborah A. Docs
                                  ---------------------
                                  Deborah A. Docs, Esq.
                                  Secretary